                                                     Registration No. 2-30070
                                                     Registration No. 811-1705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  64
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  70
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------


                                 MARY JOAN HOENE
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.

| |     On (date) pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      C-i
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                                      NOTE


     This Post-Effective Amendment No. 64 to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") is being filed solely for the purpose of: (i) adding certain previously filed exhibits to the list of exhibits to the Registration Statement, and (ii) resubmitting as an exhibit the Consent of PricewaterhouseCoopers LLP, now dated May 4, 1999. The Consent being filed replaces the Consent of PricewaterhouseCoopers LLP, dated April 30, 1999, contained in the immediately preceding Post-Effective Amendment to the Registration Statement. Post-Effective Amendment No. 64 is being filed for no other purpose.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (b)   Exhibits.

           The following exhibits are filed herewith:


            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now EQ Financial Consultants, Inc.), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity
                          Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of
                          Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P;
                          Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                          No. 11937C NQ, endorsements and amendments thereto;
                          Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I;
                          previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998

                 (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (h) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed

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                          with this Registration Statement No. 2-30070 on April
                          24, 1995, refiled electronically on July 10, 1998.

                 (i) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (j) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                 (j)(i) Forms of Rider Nos. PF10933-IA for use with contract No. 11936-P (See Exhibit 4.(a), 98EDCB-IA and (form No. pending)(for use with Contract No. 92EDCB (see
                          Exhibit 4.(d)), in connection with Iowa EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                 (k) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (l) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (m) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (n) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (o) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (p) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (q) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates.


            5.   (a)      Forms of Applications and Requests for Enrollment for
                          Equi-Vest Qualifed and Non-Qualified Plans, previously filed with this Registration Statement, File No.
                          2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement File No. 2-30070 on June 9, 1998.

                 (c)(i) Form of EQUI-VEST Application No. 180-1009 for use with Iowa EDC, previously filed with this Registration Statement on January 1, 1999.


            6.   (a)      Copy of the Restated Charter of Equitable, as amended
                          January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

            7.   Not applicable.

            8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953).

            9.   (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically on July 10, 1998.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (d) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered for Momentum, previously filed with this Registration Statement No. 2-30070 on February 28, 1996.


            10.  (a)  Powers of Attorney.


                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (c)  Consent of PricewaterhouseCoopers LLP.

            11.   Not applicable.

            12.   Not applicable.


            13.  (a)  Schedules for computation of Money Market Fund Yield quotations, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

                 (b) Formulae for Determining "30-Day Yields" for Equi-Vest Series Contracts Invested In One Investment Fund (Intermediate Government Securities, Quality Bond or High Yield) of The Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Separate Account A Performance Values Worksheets One-Year Standardized Performance, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 5th day of May, 1999.


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Naomi Weinstein
                                               -------------------------
                                                   Naomi Weinstein
                                                   Vice President

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on this 5th day of May, 1999.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By:  /s/ Naomi Weinstein
                                                ------------------------
                                                    Naomi Weinstein
                                                    Vice President



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement or amendment thereto has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                            President, Chief Operating Officer
                                           and Director

Edward D. Miller                           Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                           Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel                      Senior Vice President and Controller
---------------------
Alvin H. Fenichel
May 5, 1999

DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams




By: /s/ Naomi Weinstein
    -------------------------
        Naomi Weinstein
        Attorney-in-Fact
        May 5, 1999

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------


10(c)           Consent of Independent Accountant                 EX-99.10c